Performance Management	Sep. 28, 2026
Reinhart Mid Cap PMV Fund Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.  Figures shown in the bar chart are for the Fund’s Advisor Class shares.  Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index (the Russell 3000® Index), and an additional, more specialized index. The Russell 3000® Index measures the performance of the 3,000 largest publicly traded companies in the United States. Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at www.reinhartfunds.com or by calling (855) 774-3863.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) will not necessarily continue in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.
Performance Additional Market Index [Text]	The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index (the Russell 3000® Index), and an additional, more specialized index.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
Q4 2020 22.41%	Q1 2020 -32.64%

Year-to-Date Return as of June 30, 2026
5.55%

Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return	5.55%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.41%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Advisor Class; after-tax returns for the Investor and Institutional Class will vary to the extent each share class has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for the Advisor Class; after-tax returns for the Investor and Institutional Class will vary to the extent each share class has different expenses.  Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts
(“IRAs”).
Performance Availability Website Address [Text]	www.reinhartfunds.com
Performance Availability Phone [Text]	(855) 774-3863
Reinhart Genesis PMV Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Figures shown in the bar chart are for the Fund’s Advisor Class shares.  Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index (the Russell 3000® Index) and additional, more specialized indexes. The Russell 3000® Index measures the performance of the 3,000 largest publicly traded companies in the United States. Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at www.reinhartfunds.com or by calling (855) 774-3863.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) will not necessarily continue in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.
Performance Additional Market Index [Text]	The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index (the Russell 3000® Index) and additional, more specialized indexes.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
Q4 2020 29.73%	Q1 2020 -33.79%

Year-to-Date Return as of June 30, 2026
28.24%

Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return	28.24%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.73%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Footnotes	Average annual total returns for Institutional Class shares would have been substantially similar to those for other classes offered by the Fund because each class of shares would have invested in the same portfolio of securities. The performance figures shown for Institutional Class shares reflect the performance for the Advisor Class shares for the periods prior to the inception date of Institutional Class shares, adjusted for the difference in expenses attributable to
Advisor Class shares and Institutional Class shares. Since Institutional Class shares have lower expenses and are therefore less expensive than Advisor Class shares, the returns for Advisor Class shares are lower than the returns shown for Institutional Class shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Advisor Class; after-tax returns for the Investor Class and Institutional Class will vary to the extent each share class has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for the Advisor
Class; after-tax returns for the Investor Class and Institutional Class will vary to the extent each share class has different expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.reinhartfunds.com
Performance Availability Phone [Text]	(855) 774-3863
Reinhart Genesis PMV Fund | Reinhart Genesis PMV Fund Institutional Class
Prospectus [Line Items]
Performance One Year or Less [Text]
Reinhart International PMV Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index, the MSCI AC World Index ex USA. The MSCI AC World Index
ex USA captures large- and mid-cap representation across 22 of 23 Developed Markets countries
(excluding the U.S.) and 24 Emerging Market countries, covering approximately 85% of the global equity opportunity set outside the U.S.  Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available at www.reinhartfunds.com or by calling (855) 774-3863.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) will not necessarily continue in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.
Performance Additional Market Index [Text]	The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index, the MSCI AC World Index ex USA.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
Q2 2025 15.22%	Q4 2024 -6.26%

Year-to-Date Return as of June 30, 2026
22.12%

Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return	22.12%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.22%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.26%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Advisor Class; after-tax returns for the Investor Class will vary to the extent each share class has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return
After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. After-tax returns are shown only for the Advisor Class; after-tax returns for the
Investor Class will vary to the extent each share class has different expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.reinhartfunds.com
Performance Availability Phone [Text]	(855) 774-3863